Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consists of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Plant and machinery	56,914,817	56,403,640	7,185,269
Motor vehicles	2,045,015	1,593,924	203,050
Office equipment	1,821,681	2,049,688	261,110
Total	60,781,513	60,047,252	7,649,429
Less: accumulated depreciation	(38,080,729)	(38,075,855)	(4,850,489)
Plant and equipment, net	22,700,784	21,971,397	2,798,940